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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2006 through August 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     PIONEER
                                    ---------
                                      SHORT
                                   TERM INCOME
                                      FUND

                                      STABX
                                  Ticker Symbol


                                     Annual
                                     Report
                                     8/31/07


                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            9

Prices and Distributions                                    10

Performance Update                                          11

Comparing Ongoing Fund Expenses                             15

Schedule of Investments                                     17

Financial Statements                                        30

Notes to Financial Statements                               38

Report of Independent Registered Public Accounting Firm     47

Trustees, Officers and Service Providers                    48

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,
/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

In the following interview, portfolio managers Richard Schlanger and Charles Melchreit discuss the factors that influenced Pioneer Short Term Income Fund's performance for the 12-month fiscal period ended August 31, 2007.


Q: Can you describe the market environment for fixed-income investors over the fiscal period?


A: Early in the fiscal period, despite signs of stress in the housing and auto sectors, the economy overall seemed set on a course of moderate growth. This view was supported by factors that included a historically lower-than-average unemployment rate, which hit a low of 4.4% in October of 2006. Citing inflationary pressures, the Federal Reserve Board remained on hold, leaving the benchmark Fed funds rate (the interbank overnight lending rate) at 5.25%. With the short-end of the curve essentially anchored by Fed inaction, longer-term bonds experienced significant yield decreases and corresponding price increases, as participants displayed confidence that inflation would remain under control given the direction of monetary policy. The result was an inverted yield curve - in which long-term rates are below short-term rates - over much of the fiscal period.


     Despite mounting concerns over the housing and mortgage markets, the economy appeared reasonably stable heading into the second half of the fiscal year. In May of 2007, unemployment was again measured at 4.4%, matching the prior October's low. However, in July and August, the extent of the subprime mortgage market crisis began to emerge. In particular, it became clear that the high volume of defaults meant that the biggest subprime lenders would have difficulty meeting their obligations to the Wall Street firms that repackage these mortgages for investors. In addition, there were signs that, as a result of the securitization of these mortgages, the subprime defaults had impacted a variety of fixed-income market participants globally. That impacted the broader fixed-income markets, as liquidity disappeared and investors sought to protect against risks that were difficult to assess.


     The subprime crisis raised expectations for further slowing in housing as well as for Fed rate easing. As a result the yield curve reverted to a more typical upward slope late in the fiscal period, principally via declining short-term yields. For the full 12 months,

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     interest rates on all maturities ended lower than where they started, with decreases being much more substantial on the shorter end of the curve.


Q:   How did the Fund perform in this environment?


A: The Fund's total return from September 1, 2006, through August 31, 2007, was a positive 4.68% for Class A shares at net asset value, versus 5.42% for the unmanaged benchmark index, the Lehman Brothers One- to Three-Year Government/Credit Index. For the same period, the Fund's Lipper peer of 234 Short Investment Grade Debt funds posted an average return of 3.99%. The Fund's SEC yield as of February August 31, 2007, was 4.92%. The total return and SEC yield numbers are for Class A shares and do not include the impact of any sales charge paid.


     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q:   Can you review the Fund's principal strategies during the fiscal period?


A: With respect to maturities, our focus on the two- to three-year range worked well for the Fund over the fiscal period, as those issues experienced the biggest yield declines and price increases. The Fund has remained somewhat conservatively positioned from the perspective of sensitivity to changes in interest rates. At the end of August 2007, the Fund's duration was 1.87 years, up slightly from 1.60 years at the start of the fiscal period. (Duration is a measure of a bond's price sensitivity to changes in interest rates.)


     Average credit quality of the Fund's portfolio at the end of the period was AA-. U.S. Treasury and agency issues totaled 13.2% of assets at period end, down from 41% a year earlier, reflecting our focus during the period on income generation in making purchases

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                              (continued)
--------------------------------------------------------------------------------

     for the Fund. The move away from Treasuries ultimately constrained performance to a degree for the full period, as Treasuries benefited strongly from a flight to quality in July and August. Treasury issues were sold in favor of an increased weighting in a variety of mortgage-related securities with higher yields. In that vein, the Fund has significant exposure to pass-through securities backed by retail or commercial mortgages. Given some concern with respect to the outlook for the housing market, our retail mortgage-backed holdings have remained focused on the highest quality, government agency-backed pools. The Fund had no exposure to the subprime mortgage securities during the fiscal period, which were severely impacted by rising default rates.


     Elsewhere in the mortgage market, we continue to seek to limit the impact of any future increase in long-term interest rates by holding a significant position in adjustable-rate mortgages. Our exposure to collateralized mortgage obligations, which repackage cash flows from mortgage pools into segments with differing maturities, is focused on shorter- term fixed-rate securities. We believe those issues provide incremental income and carry a relatively low risk of experiencing a slowing of prepayments - and a corresponding increase in duration and interest rate sensitivity - should long-term rates rise. (Prepayment refers to paying off the loan in advance of the maturity date of the issue.)


     The Fund's corporate holdings were 17.8% of assets as of the end of August 2007, down from 26.7% 12 months earlier. That reflected our view that the yield advantage provided by corporate bonds versus Treasuries was quite narrow, leading us to favor mortgage-related issues for the non-Treasury portion of the Fund. For most of the fiscal period, high-quality corporates offered generally less than 0.50% of additional yield versus Treasuries of comparable maturity. As a result, investors have been offered very little compensation in the way of incremental yield for taking on credit risk. Our lowering of corporate bond exposure helped performance over the full fiscal period, as commercial mortgage-backed issues provided better relative performance.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your assessment of the current climate for fixed-income investing?


A: The implosion of the subprime mortgage market will likely continue to be felt in the coming months, as the full extent of the global distribution of risk is revealed. We will be closely monitoring the ability of corporations to meet their short-term borrowing needs via the commercial paper markets, the availability of financing for corporate mergers and acquisitions and the quarterly reports filed by banks. We will also, of course, be focused on Federal Reserve policy. The Fed took steps in August 2007 to inject liquidity into the market, lowering the rate it charges member banks to borrow directly and accepting a wider range of borrower collateral. The market appears to be pricing in Fed funds rate cuts of about one percentage point over the next six months, and significant easing does appear likely despite some continued concern over inflation.


     Housing and related sectors are likely to continue to weigh on the U.S. economy in the months ahead, serving as a drag on employment and growth. The August jobs report, released in September 2007, revealed a net loss of jobs for the month. Still, while the odds of a near-term recession have increased, the global economy continues to be strong, and we expect that this backdrop will allow the United States to avoid slipping into recession. We believe it is more likely that the U.S. economy will undergo a mid-cycle slowing of growth.


     Finally, crude oil prices have recently been hovering near $80 a barrel. Over time, the new reality of higher baseline energy costs may yet impact the core rate of inflation, and thus interest rates, in a substantial way.


     In this environment, we will continue to seek to provide a high level of current income while reducing the impact of interest rate changes on the Fund's share price. In doing so, we will continue to follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues. We believe our focus on quality and relative share price stability makes the Fund an attractive option for investors seeking to maintain fixed-income exposure in an uncertain environment.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                              (continued)
--------------------------------------------------------------------------------

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political condition. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]
Collateralized Mortgage Obligations     44.0%
U.S. Government Securities              31.1%
U.S. Corporate Bonds                    16.3%
Asset Backed Securities                  7.7%
Temporary Cash Investment                0.8%
Senior Secured Loans                     0.1%

Portfolio Quality

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]
AAA                                      8.7%
AA                                      10.5%
A                                        3.8%
BBB                                      4.2%
BB                                       1.2%
B & Lower                                4.6%
Commercial Paper                         1.4%
Treasury/Agency                         65.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.  Countrywide Home Loans, 5.5%, 10/25/32                            2.87%
 2.  Residential Asset Mortgage Products, Inc., Floating Rate Note,
       5/25/18                                                         1.89
 3.  American Home Mortgage Investment, Floating Rate Note,
       10/25/34                                                        1.88
 4.  RALI 2005-QA10 A41, 5.7412%, 9/25/35                              1.81
 5.  GS Mortgage Securities Corp., 6.771%, 5/3/18                      1.76
 6.  Impac CMB Trust, Floating Rate Note, 9/25/34                      1.76
 7.  CS First Boston Mortgage Security, 7.13%, 11/15/30                1.70
 8.  Federal Home Loan Mortgage Corp., 4.511%, 5/1/35                  1.67
 9.  Federal Home Loan Mortgage Corp., 4.0%, 9/15/15                   1.66
10.  RAAC Series, 6.0%, 1/25/32                                        1.61

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   8/31/07   8/31/06
------- --------- --------
   A      $9.76    $9.75
   B      $9.75    $9.75
   C      $9.74    $9.73
   Y      $9.76    $9.76

Distributions Per Share
--------------------------------------------------------------------------------


                         9/1/06 - 8/31/07
                        ------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A         $0.4377          $ -            $ -
   B         $0.3496          $ -            $ -
   C         $0.3532          $ -            $ -
   Y         $0.4748          $ -            $ -


Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of August 31, 2007)
                                     Net Asset    Public Offering
Period                              Value (NAV)     Price (POP)
Life-of-Class
(7/8/04)                               2.84%         2.00%
1 Year                                 4.68          2.06
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)
                                       Gross          Net
                                       0.99%         0.90%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Short           Lehman Brothers
            Term Income Fund       One- to Three-Year
                                 Government/Credit Index
7/04             9750                   10000
8/04             9805                   10078
8/05             9933                   10218
8/06            10170                   10534
8/07            10645                   11104

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of August 31, 2007)
                                        If          If
Period                                 Held      Redeemed
Life-of-Class
(7/8/04)                               1.95%       1.95%
1 Year                                 3.64        1.64
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)
                                        Gross       Net
                                        1.82%      1.80%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Short                  Lehman Brothers
            Term Income Fund             One- to Three-Year
                                       Government/Credit Index
7/04            10000                           10000
8/04            10052                           10078
8/05            10108                           10218
8/06            10265                           10534
8/07            10639                           11104




Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 2.0% and declines over three years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of August 31, 2007)
                                         If         If
Period                                  Held     Redeemed
Life-of-Class
(7/8/04)                                1.99%       1.99%
1 Year                                  3.79        3.79
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)
                                        Gross        Net
                                        1.78%       1.78%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Short                  Lehman Brothers
          Term Income Fund             One- to Three-Year
                                     Government/Credit Index
7/04          10000                          10000
8/04          10052                          10078
8/05          10111                          10218
8/06          10260                          10534
8/07          10648                          11104





Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of August 31, 2007)
                                         If         If
Period                                  Held     Redeemed
Life-of-Class
(7/8/04)                                3.21%       3.21%
1 Year                                  4.96        4.96
--------------------------------------------------------------------------------
Expense Ratio
Per prospectus dated January 1, 2007)
                                        Gross        Net
                                        0.53%       0.53%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

           Pioneer Short                 Lehman Brothers
         Term Income Fund            One- to Three-Year
                                    Government/Credit Index
7/04          10000                         10000
8/04          10064                         10078
8/05          10251                         10218
8/06          10531                         10534
8/07          11054                         11104


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from March 1, 2007 through August 31, 2007


Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/07
Ending Account Value             $1,019.97      $1,014.29      $1,015.46      $1,020.71
(after expenses)
On 8/31/07
Expenses Paid During Period*     $    4.58      $    9.14      $    8.69      $    2.70

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.71%, and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from March 1, 2007 through August 31, 2007


Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/07
Ending Account Value             $1,020.67      $1,016.13      $1,016.59      $1,022.53
(after expenses)
On 8/31/07
Expenses Paid During Period*     $    4.58      $    9.15      $    8.69      $    2.70

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.71%, and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------


                            S&P/
  Principal    Floating   Moody's
    Amount     Rate (b)   Ratings                                                             Value
                                   ASSET BACKED SECURITIES - 7.6%
                                   Energy - 0.2%
                                   Oil & Gas Equipment & Services - 0.2%
 $  400,000       8.37   NR/NR     Sevan Marine ASA, Floating Rate Note, 5/14/13
                                    (144A)                                             $    398,000
                                                                                       ------------
                                   Total Energy                                        $    398,000
                                                                                       ------------
                                   Consumer Services - 0.3%
                                   Restaurants - 0.3%
    685,000              BB/Ba3    Dunkin Brands Master Finance LLC, 8.28%,
                                    6/20/31 (144A)                                     $    704,079
                                                                                       ------------
                                   Total Consumer Services                             $    704,079
                                                                                       ------------
                                   Food & Drug Retailing - 0.1%
                                   Food Retail - 0.1%
    200,000              BB/Aaa    Dominos Pizza Master Issuer LL, 7.629%,
                                    4/25/37                                            $    192,642
                                                                                       ------------
                                   Total Food & Drug Retailing                         $    192,642
                                                                                       ------------
                                   Banks - 1.5%
                                   Thrifts & Mortgage Finance - 1.5%
    431,375              AAA/Aaa   Advanta Mortgage Loan Trust, 7.72%, 3/25/15         $    429,538
  1,351,548              AAA/Aaa   CSAB Mortgage Backed Trust, 6.0%, 11/25/36             1,351,604
     90,378       5.81   AAA/Aaa   Greenpoint Mortgage Funding, Floating Rate Note,
                                    4/15/30                                                  90,326
  1,175,267              A+/A2     HEMT 2004-6 M2, 5.321%, 4/25/35                        1,028,998
    156,724              AAA/Aaa   Popular ABS Mortgage Pass Through Trust,
                                    4.415%, 4/25/35                                         155,952
    178,388       6.62   A-/Baa1   Taganka Car Loan Finance Plc, Floating Rate Note,
                                    11/14/13 (144A)                                         178,388
                                                                                       ------------
                                                                                       $  3,234,806
                                                                                       ------------
                                   Total Banks                                         $  3,234,806
                                                                                       ------------
                                   Diversified Financials - 2.9%
                                   Asset Management & Custody Banks - 0.4%
    781,984       5.91   AAA/Aaa   SPSAC 1998-1 A1, Floating Rate Note, 3/25/28        $    751,134
    162,404       5.78   AAA/Aaa   TMTS 2005-7SL A1, Floating Rate Note, 7/25/35            160,192
                                                                                       ------------
                                                                                       $    911,326
                                                                                       ------------
                                   Consumer Finance - 0.7%
  1,101,544       5.27   AA/Aaa    RFMS2 2003-HI1 M1, 5.27% 4/25/28                    $  1,082,944
    149,806       6.48   AA/Aaa    SAST 2002-1 M1, Floating Rate Note, 1/25/32              138,536
    225,980       6.41   AA/Aaa    SAST 2002-2 M1, Floating Rate Note, 8/25/32              223,047
                                                                                       ------------
                                                                                       $  1,444,527
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------


                            S&P/
  Principal   Floating     Moody's
    Amount    Rate (b)     Ratings                                                              Value
                                    Diversified Financial Services - 0.6%
 $1,007,360       6.33   AAA/Aaa    Bear Stearns Asset Backed Securities, Inc.           $  1,016,938
    329,578              BBB/Baa2   Power Receivables Finance, 6.29%, 1/1/12
                                     (144A)                                                   337,304
                                                                                         ------------
                                                                                         $  1,354,242
                                                                                         ------------
                                    Specialized Finance - 1.2%
    300,000       7.16   A/A2       Aegis Asset Backed Securities, Floating Rate Note,
                                     1/25/34                                             $    247,357
  1,070,358       5.87   AAA/Aaa    Aegis Asset Backed Securities, Floating Rate Note,
                                     9/25/34                                                1,070,194
    472,631              AAA/Aaa    Conseco Finance, 7.05%, 4/15/32                           472,542
    472,820              AAA/Aaa    Conseco Finance, Floating Rate Note, 11/15/32             472,071
    250,000       2.75   AAA/Aaa    MBNA Credit Card Master Note, Floating Rate
                                     Note, 10/15/10                                           245,623
                                                                                         ------------
                                                                                         $  2,507,787
                                                                                         ------------
                                    Total Diversified Financials                         $  6,217,882
                                                                                         ------------
                                    Government - 2.6%
  3,408,666              AAA/Aaa    Federal Home Loan Mortgage Corp., 4.511%,
                                     5/1/35                                              $  3,452,332
  1,076,548              AAA/Aaa    Federal Home Loan Mortgage Corp., 6.134%,
                                     10/1/31                                                1,094,285
      5,363              AAA/Aaa    Federal Home Loan Mortgage Corp., 7.25%,
                                     8/1/31                                                     5,402
    907,416              AAA/Aaa    Federal Home Loan Mortgage Corp., 7.3%,
                                     10/1/32                                                  914,402
                                                                                         ------------
                                                                                         $  5,466,421
                                                                                         ------------
                                    Total Government                                     $  5,466,421
                                                                                         ------------
                                    TOTAL ASSET BACKED SECURITIES
                                    (Cost $16,283,147)                                   $ 16,213,830
                                                                                         ------------
                                    COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5%
                                    Banks - 19.9%
                                    Thrifts & Mortgage Finance - 19.9%
  1,306,362              NR/Aaa     ABN Amro Mortgage Corp., 4.75%, 5/25/18              $  1,285,796
  4,000,000       5.01   AAA/Aaa    American Home Mortgage Investment, Floating
                                     Rate Note, 10/25/34                                    3,953,718
  1,547,243       5.81   AAA/Aaa    American Home Mortgage Investment, Floating
                                     Rate Note, 10/25/34                                    1,523,016
    521,272              AAA/Aaa    CDMC 2003-2P A3, 5.45%, 11/25/19                          516,190
  3,343,653              AAA/Aaa    Chase Mortgage Finance Corp., 6.0%, 1/25/34             3,354,384
  1,642,655              AAA/Aaa    CMLTI 2003-UP3 A1, 7.0% 9/25/33                         1,672,323

18   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
  Principal   Floating    Moody's
    Amount    Rate (b)    Ratings                                                               Value


                                   Thrifts & Mortgage Finance - (continued)
 $  826,257       4.70   AAA/NR    CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35        $    824,869
  1,137,152              AAA/NR    CMLTI 2005-9 2SX2 5.5% 11/25/35                            189,976
    176,527       6.27   AAA/Aaa   CMOT 44 F, Floating Rate Note, 7/1/18                      176,498
    583,674       5.60   AAA/Aaa   CSMC 2006-3 1A1A, Floating Rate Note, 4/25/36              582,574
  2,000,000              AAA/Aaa   GS Mortgage Securities Corp. II, 4.602%,
                                    8/10/38                                                 1,972,929
  3,500,000              AAA/Aaa   GS Mortgage Securities Corp., 6.771%, 5/3/18             3,708,763
    136,024       6.71   AA+/A1    Impac CMB Trust, Floating Rate Note, 11/25/34              135,964
  3,701,044       5.83   AAA/Aaa   Impac CMB Trust, Floating Rate Note, 9/25/34             3,700,480
    397,192       5.78   AAA/Aaa   Impac Securities Assets Corp, Floating Rate Note,
                                    2/25/35                                                   402,970
    825,029              AAA/Aaa   JP Morgan Mortgage Trust, 6.0%, 8/25/36                    107,325
    750,000       6.03   A+/A1     LBSBC 2005-2 A M2, Floating Rate Note,
                                    9/25/30                                                   698,141
  1,962,174              AAA/AAA   LBSBC 2007-2 A1, 5.57%, 3/25/37                          1,941,624
  2,500,000              AAA/Aaa   LBUBS 2001-C2 C, 6.975%, 9/15/34                         2,623,237
    500,000              AAA/Aaa   Merrill Lynch Mortgage Trust, 4.146%, 11/15/10             497,891
  1,567,342       5.99   AAA/Aaa   MLCC 199-A A, Floating Rate Note, 3/15/25                1,527,510
  1,100,000              AA/Aa2    Popular ABS Mortgage Pass Through Trust,
                                    5.181%, 9/25/34                                           972,499
  3,938,164       6.36   AAA/Aaa   Residential Asset Mortgage Products, Inc., Floating
                                    Rate Note, 5/25/18                                      3,977,305
  1,000,000       5.80   AAA/Aa2   SARM 2007-2 M1 Floating Rate Note, 3/25/37                 976,617
  1,000,000              NR/Aa2    SBA CMBS Trust, 5.451%, 11/15/36                           994,703
    372,318       5.86   AAA/Aaa   SEMT 2004-10 A2, Variable Rate Note, 11/20/34              369,629
  1,273,040              AAA/Aaa   SEMT 2005-1 A2, 5.8325%, 2/20/35                         1,256,358
  1,345,573       7.21   AAA/Aaa   Structured Asset Mortgage Investments, Inc.,
                                    Floating Rate Note, 5/25/45                             1,363,724
    421,279       6.29   AAA/Aaa   Thornburg Mortgage Securities, Floating Rate
                                    Note, 3/25/44                                             424,870
  1,000,000       3.50   AAA/Aaa   Wells Fargo Mortgage Backed Securities, Floating
                                    Rate Note, 6/25/35                                        982,433
    125,000       3.54   AAA/Aaa   Wells Fargo Mortgage acked Securities, Floating
                                    Rate Note, 9/25/34                                        121,906
                                                                                         ------------
                                                                                         $ 42,836,222
                                                                                         ------------
                                   Total Banks                                           $ 42,836,222
                                                                                         ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                     (continued)
--------------------------------------------------------------------------------


                            S&P/
  Principal   Floating    Moody's
    Amount    Rate (b)    Ratings                                                             Value
                                   Diversified Financials - 14.4%
                                   Consumer Finance - 1.5%
 $1,135,078              AAA/Aaa   Asset Securitization Corp., 6.75%, 2/14/43          $  1,135,362
  2,000,000       7.31   NR/Aaa    Asset Securitization Corp., Floating Rate Note,
                                    11/13/29                                              2,001,671
                                                                                       ------------
                                                                                       $  3,137,033
                                                                                       ------------
                                   Investment Banking & Brokerage - 0.4%
    939,326       5.56   AA+/Aa1   Lehman Brothers, Floating Rate Note, 9/15/21
                                    (144A)                                             $    937,757
                                                                                       ------------
                                   Diversified Financial Services - 12.5%
    167,867              AAA/Aaa   Banc of America Commercial Mortgage, Inc.,
                                    7.109%, 11/15/31                                   $    168,329
  1,359,757              AAA/NR    Banc of America Mortgage Securities, 4.0%,
                                    4/25/34                                               1,348,261
     97,057              AAA/Aaa   CNH Equipment Trust, 5.18%, 11/17/08                      96,987
    575,731       6.05   AAA/Aaa   Countrywide Asset Backed Certificates, Variable
                                    Rate Note, 4/25/32                                      561,889
  6,069,090              AAA/NA    Countrywide Home Loans, 5.5%, 10/25/32                 6,046,655
  3,500,000              AAA/Aaa   CS First Boston Mortgage Security, 7.13%,
                                    11/15/30                                              3,587,812
  1,000,000       6.36   AA+/Aaa   CS First Boston Mortgage Security, Variable Rate
                                    Note, 11/25/33                                        1,000,485
    404,988       6.47   AAA/Aaa   CS First Boston Mortgage Security, Variable Rate
                                    Note, 4/25/34                                           404,947
    350,000              AAA/Aaa   Ford Credit Auto Owner Trust, 3.72%, 10/15/09            346,386
  2,269,983              AAA/Aaa   J.P. Morgan Alternative Loan Trust, 5.63%,
                                    8/25/36                                               2,274,047
  1,608,793              AAA/Aaa   LB-UBS Commercial Mortgage, 6.27%, 6/15/20             1,612,022
    411,333              AAA/Aaa   Morgan Stanley Capital I, 6.56%, 11/18/35                411,362
     82,438              A-/NR     Morgan Stanley Capital I, 6.83%, 7/15/29                  82,222
  3,401,824              AAA/Aaa   RAAC Series, 6.0%, 1/25/32                             3,381,720
  3,840,948              AAA/Aaa   RALI 2005-QA10 A41, 5.7412%, 9/25/35                   3,807,702
    425,815              AAA/Aaa   Regions Auto Receivables Trust, 3.07%, 9/15/10           423,290
    864,462              AAA/Aaa   Residential Accredit Loans, Inc., 6.6352%,
                                    7/25/33                                                 866,262
    455,585              AAA/Aaa   USAA Auto Owner Trust, 5.16%, 11/16/09                   454,918
                                                                                       ------------
                                                                                       $ 26,875,296
                                                                                       ------------
                                   Total Diversified Financials                        $ 30,950,086
                                                                                       ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
  Principal   Floating    Moody's
    Amount    Rate (b)    Ratings                                                           Value
                                   Government - 9.2%
 $  181,559              AAA/Aaa   Federal Home Loan Bank, 4.84%, 1/25/12            $    181,886
  4,092,096              AAA/Aaa   Federal Home Loan Mortgage Corp., 4.0%,
                                    12/15/12 - 4/15/22                                  4,021,359
     50,809              AAA/Aaa   Federal Home Loan Mortgage Corp., 4.5%,
                                    6/15/14                                                50,359
  1,276,602              AAA/Aaa   Federal Home Loan Mortgage Corp., 5.0%,
                                    1/15/10 - 8/15/23                                   1,274,889
  2,933,592              AAA/Aaa   Federal Home Loan Mortgage Corp., 5.5%,
                                    12/15/18 - 10/15/35                                 2,946,138
    704,157              AAA/Aaa   Federal Home Loan Mortgage Corp., 5.875%,
                                    5/15/16                                               710,782
  1,838,421              AAA/Aaa   Federal Home Loan Mortgage Corp., 6.0%,
                                    12/15/21 - 4/25/36                                  1,862,484
    458,062              AAA/Aaa   Federal Home Loan Mortgage Corp., 6.1%,
                                    9/15/18                                               452,543
    935,585              AAA/Aaa   Federal National Mortgage Association Benchmark
                                    Remic, 5.45%, 12/25/20                                932,228
  1,591,763              AAA/Aaa   Federal National Mortgage Association Benchmark
                                    Remic, 5.5%, 5/25/14                                1,596,255
    799,465              AAA/Aaa   Federal National Mortgage Association Benchmark
                                    Remic, 6.0%, 6/25/16                                  808,755
  2,470,324       6.38   AAA/Aaa   Federal National Mortgage Association Grantor
                                    Trust, Floating Rate Note, 7/25/43                  2,512,125
    337,570              AAA/Aaa   Federal National Mortgage Association, 4.0%,
                                    11/25/14                                              332,433
    432,129              AAA/Aaa   Federal National Mortgage Association, 4.5%,
                                    3/25/16                                               427,557
  1,182,981              AAA/Aaa   Federal National Mortgage Association, 5.0%,
                                    8/25/15-1/25/25                                     1,179,227
    242,351              AAA/Aaa   Federal National Mortgage Association, 6.0%,
                                    3/25/31                                               242,210
    121,221              NR/NR     Federal National Mortgage Association, 6.5%,
                                    4/25/23                                               121,500
                                                                                     ------------
                                                                                     $ 19,652,730
                                                                                     ------------
                                   Total Government                                  $ 19,652,730
                                                                                     ------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                   (Cost $93,710,513)                                $ 93,439,038
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------

                             S&P/
  Principal   Floating     Moody's
    Amount    Rate (b)     Ratings                                                               Value
                                     CORPORATE BONDS - 16.1%
                                     Energy - 1.5%
                                     Integrated Oil & Gas - 0.1%
 $  250,000              A-/A3       Occidental Petroleum, 4.0%, 11/30/07                 $    248,973
                                                                                          ------------
                                     Oil & Gas Equipment & Services - 0.2%
    500,000              BBB+/Baa1   Weatherford International, Inc., 6.625%,
                                      11/15/11                                            $    521,321
                                                                                          ------------
                                     Oil & Gas Exploration & Production - 0.6%
    225,000              BBB/Baa3    Ocean Energy, Inc., 4.375%, 10/1/07                  $    224,712
    960,000              A/Aa2       Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09
                                      (144A)                                                   946,541
                                                                                          ------------
                                                                                          $  1,171,253
                                                                                          ------------
                                     Oil & Gas Refining & Marketing - 0.6%
    300,000              BBB-/Baa3   Enterprise Products, 4.0%, 10/15/07                  $    299,327
  1,000,000              BB-/Ba2     Semco Energy, Inc., 7.125%, 5/15/08                     1,002,607
                                                                                          ------------
                                                                                          $  1,301,934
                                                                                          ------------
                                     Total Energy                                         $  3,243,481
                                                                                          ------------
                                     Materials - 0.2%
                                     Diversified Chemical - 0.1%
    200,000              BBB/Baa2    ICI Wilmington, 4.375%, 12/1/08                      $    197,117
                                                                                          ------------
                                     Paper Packaging - 0.1%
    300,000              BBB/Baa3    Sealed Air Corp., 5.375%, 4/15/08 (144A)             $    298,347
                                                                                          ------------
                                     Total Materials                                      $    495,464
                                                                                          ------------
                                     Capital Goods - 2.5%
                                     Building Products - 0.2%
    500,000       9.81   B+/B2       Builders Firstsource, Inc., Floating Rate Note,
                                      2/15/12                                             $    480,000
                                                                                          ------------
                                     Construction & Farm Machinery & Heavy Trucks - 0.1%
    225,000              A/A2        Caterpillar Financial Service Corp., 3.8%, 2/8/08    $    223,206
                                                                                          ------------
                                     Industrial Conglomerates - 2.0%
  2,000,000              AAA/Aaa     General Electric Capital Corp., 3.75%, 12/15/09      $  1,953,176
  1,500,000              AAA/Aaa     General Electric Capital Corp., 5.5%, 11/15/11          1,496,717
    250,000              AAA/Aaa     General Electric Corp., 4.0%, 6/15/09                     246,913
    500,000              AAA/Aaa     General Electric Corp., 4.125%, 3/4/08                    496,579
                                                                                          ------------
                                                                                          $  4,193,385
                                                                                          ------------
                                     Trading Companies & Distributors - 0.2%
    500,000              BBB+/Baa1   GATX Corp., 5.5%, 2/15/12                            $    497,697
                                                                                          ------------
                                     Total Capital Goods                                  $  5,394,288
                                                                                          ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
  Principal   Floating     Moody's
    Amount    Rate (b)     Ratings                                                            Value
                                     Automobiles & Components - 0.1%
                                     Automobile Manufacturers - 0.1%
 $  250,000              BBB-/Baa3   Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)    $    248,904
                                                                                       ------------
                                     Total Automobiles & Components                    $    248,904
                                                                                       ------------
                                     Consumer Durables & Apparel - 0.6%
                                     Home Furnishings - 0.4%
    750,000              BBB-/Baa3   Mohawk Industries, Inc., 5.75%, 1/15/11           $    757,446
                                                                                       ------------
                                     Homebuilding - 0.1%
    250,000              BBB/Baa2    Centex Corp., 4.75%, 1/15/08                      $    247,997
                                                                                       ------------
                                     Household Appliances - 0.1%
    200,000              A/A2        Stanley Works, 3.5%, 11/1/07                      $    199,240
                                                                                       ------------
                                     Total Consumer Durables & Apparel                 $  1,204,683
                                                                                       ------------
                                     Consumer Services - 0.1%
                                     Hotels, Resorts & Cruise Lines - 0.1%
    225,000              A-/A3       Carnival Corp., 3.75%, 11/15/07                   $    224,088
                                                                                       ------------
                                     Total Consumer Services                           $    224,088
                                                                                       ------------
                                     Media - 0.6%
                                     Broadcasting & Cable Television - 0.6%
  1,000,000              BBB+/Baa2   Comcast Cable Corp., 6.875%, 6/15/09              $  1,026,222
    300,000              BB+/Baa3    Cox Enterprises, 4.375%, 5/1/08 (144A)                 297,300
                                                                                       ------------
                                                                                       $  1,323,522
                                                                                       ------------
                                     Total Media                                       $  1,323,522
                                                                                       ------------
                                     Retailing - 0.4%
                                     General Merchandise Stores - 0.4%
    800,000              A+/A1       Target Corp., 3.375%, 3/1/08                      $    790,820
                                                                                       ------------
                                     Total Retailing                                   $    790,820
                                                                                       ------------
                                     Food & Drug Retailing - 0.1%
                                     Food Distributors - 0.1%
    200,000              BBB/Baa2    Cadbury Schweppes US Financial, 3.875%,
                                      10/1/08 (144A)                                   $    196,968
                                                                                       ------------
                                     Total Food & Drug Retailing                       $    196,968
                                                                                       ------------
                                     Food, Beverage & Tobacco - 0.3%
                                     Brewers - 0.1%
    250,000              BBB+/Baa1   Miller Brewing Co., 4.25%, 8/15/08 (144A)         $    246,557
                                                                                       ------------
                                     Soft Drinks - 0.2%
    500,000              A+/Aa2      Pepsico, 5.15%, 5/15/12                           $    502,861
                                                                                       ------------
                                     Total Food, Beverage & Tobacco                    $    749,418
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------


                             S&P/
  Principal   Floating     Moody's
    Amount    Rate (b)     Ratings                                                          Value
                                     Household & Personal Products - 0.5%
                                     Personal Products - 0.5%
 $1,000,000              AA-/Aa3     Gillette Co., 2.5%, 6/1/08                      $    978,404
                                                                                     ------------
                                     Total Household & Personal Products             $    978,404
                                                                                     ------------
                                     Health Care Equipment & Services - 0.5%
                                     Health Care Equipment - 0.5%
  1,000,000              A+/A2       Becton Dickinson & Co., 7.15%, 10/1/09          $  1,044,887
                                                                                     ------------
                                     Total Health Care Equipment & Services          $  1,044,887
                                                                                     ------------
                                     Banks - 0.4%
                                     Diversified Banks - 0.4%
    500,000              A/A1        First Tennessee Bank, 5.316%, 12/8/08           $    499,665
    300,000              BBB+/A2     Popular North America, Inc., 3.875%, 10/1/08         293,762
                                                                                     ------------
                                                                                     $    793,427
                                                                                     ------------
                                     Total Banks                                     $    793,427
                                                                                     ------------
                                     Diversified Financials - 5.0%
                                     Consumer Finance - 1.2%
     50,000              B/B1        Ford Motor Credit Co., 4.95%, 1/15/08           $     49,265
    500,000              AA-/Aa3     Household Finance Co., 4.125%, 11/16/09              487,684
  1,000,000              AA-/Aa3     Household Finance Co., 5.9%, 6/19/12               1,013,581
    100,000       5.36   AA-/Aa3     Household Finance Corp., Floating Rate Note,
                                      8/15/08                                              99,730
    900,000       5.55   A/Baa1      SLM Corp., Floating Rate Note, 4/18/08               887,774
    100,000       5.33   BBB+/Baa1   SLM Corp., Floating Rate Note, 12/15/08               94,681
                                                                                     ------------
                                                                                     $  2,632,715
                                                                                     ------------
                                     Investment Banking & Brokerage - 0.4%
  1,000,000              BBB-/Ba1    Residential Capital Corp., 5.85%, 6/9/08        $    850,000
                                                                                     ------------
                                     Diversified Financial Services - 1.9%
    250,000       5.49   AA/Aa1      Citigroup, Inc., Floating Rate Note, 3/16/12    $    248,243
  2,000,000              A+/Aa3      Premium Asset, 3.81%, 10/8/09 (144A)               2,007,103
  1,000,000       3.97   BBB+/Baa1   SLM Corp., Floating Rate Note, 2/1/10                902,700
  1,000,000              AAA/Aa1     USAA Cap Corp., 4.0%, 12/10/07                       995,484
                                                                                     ------------
                                                                                     $  4,153,530
                                                                                     ------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
  Principal   Floating     Moody's
    Amount    Rate (b)     Ratings                                                       Value
                                     Specialized Finance - 1.5%
 $  900,000       7.26   NA/Baa3     Alfa Div Pymt Rights, Floating Rate Note,
                                      12/15/11 (144A)                             $    900,000
    250,000              A/A2        CIT Group, Inc., 3.65%, 11/23/07                  247,576
  2,000,000       6.35   AA-/Aa2     Twin Reefs Pass-Thru, Floating Rate Note,
                                      12/31/49                                       2,005,109
                                                                                  ------------
                                                                                  $  3,152,685
                                                                                  ------------
                                     Total Diversified Financials                 $ 10,788,930
                                                                                  ------------
                                     Insurance - 2.4%
                                     Life & Health Insurance - 0.9%
  2,000,000              AA/Aa3      Protective Life, 4.0%, 10/7/09               $  1,966,246
                                                                                  ------------
                                     Property & Casualty Insurance - 1.4%
  2,000,000              AAA/Aaa     Berkshire Hathway, Inc., 3.375%, 10/15/08    $  1,959,957
  1,000,000              AA/Aa3      Pacific Life, 3.75%, 1/15/09 (144A)               982,361
                                                                                  ------------
                                                                                  $  2,942,318
                                                                                  ------------
                                     Reinsurance - 0.1%
    250,000       9.62   BB/NA       Foundation RE, Ltd., Floating Rate Note,
                                      11/24/08 (144A)                             $    241,155
                                                                                  ------------
                                     Total Insurance                              $  5,149,719
                                                                                  ------------
                                     Technology Hardware & Equipment - 0.2%
                                     Computer Hardware - 0.2%
    200,000              A/A2        Hewlett-Pack Co., 3.625%, 3/15/08            $    197,975
    250,000              BBB-/Baa3   NCR Corp., 7.125%, 6/15/09                        257,864
                                                                                  ------------
                                                                                  $    455,839
                                                                                  ------------
                                     Total Technology Hardware & Equipment        $    455,839
                                                                                  ------------
                                     Telecommunication Services - 0.2%
                                     Integrated Telecommunication Services - 0.2%
    250,000              BBB+/Baa2   Telecom Italia Capital, 4.0%, 11/15/08       $    245,515
    290,000              BBB+/Baa2   Telecom Italia Capital, 4.875%, 10/1/10           284,869
                                                                                  ------------
                                                                                  $    530,384
                                                                                  ------------
                                     Total Telecommunication Services             $    530,384
                                                                                  ------------
                                     Utilities - 0.5%
                                     Electric Utilities - 0.2%
    500,000              BBB+/Baa3   Entergy Gulf States, 3.6%, 6/1/08            $    490,119
                                                                                  ------------
                                     Multi-Utilities - 0.3%
    500,000              A-/A2       Consolidated Edison, Inc., 3.625%, 8/1/08    $    492,172
                                                                                  ------------
                                     Total Utilities                              $    982,291
                                                                                  ------------
                                     TOTAL CORPORATE BONDS
                                     (Cost $35,025,393)                           $ 34,595,517
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------


  Principal
    Amount                                                                              Value
                   U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.8%
 $  500,000        Federal Home Loan Bank, 5.0%, 11/23/07                        $    499,663
  1,000,000        Federal Home Loan Bank, 5.5%, 6/5/09                             1,001,567
    767,877        Federal Home Loan Bank, 5.505%, 12/1/31                            774,579
  1,000,000        Federal Home Loan Bank, 5.625%, 4/25/11                          1,005,178
    151,833        Federal Home Loan Mortgage Corp., 3.0%, 8/1/10                     144,397
  2,392,301        Federal Home Loan Mortgage Corp., 4.0%, 12/1/07 - 4/15/22        2,374,988
  1,691,553        Federal Home Loan Mortgage Corp., 4.5%, 11/1/07 - 9/1/12         1,659,701
  3,987,243        Federal Home Loan Mortgage Corp., 5.0%, 12/1/08 - 2/1/21         3,963,149
  1,000,000        Federal Home Loan Mortgage Corp., 5.2%, 2/22/10                  1,001,381
  1,082,676        Federal Home Loan Mortgage Corp., 5.375%, 8/15/11                1,082,932
    215,443        Federal Home Loan Mortgage Corp., 5.5%, 9/1/07 - 12/1/08           215,899
  1,000,000        Federal Home Loan Mortgage Corp., 5.6%, 4/25/11                  1,005,225
  5,067,808        Federal Home Loan Mortgage Corp., 5.75%,
                    7/20/11 - 12/15/18                                              5,113,352
  3,391,453        Federal Home Loan Mortgage Corp., 6.0%, 10/15/08 - 3/15/36       3,386,751
    507,917        Federal Home Loan Mortgage Corp., 6.064%, 11/1/40                  508,256
     18,658        Federal Home Loan Mortgage Corp., 6.303%, 7/1/18                    18,834
  1,520,251        Federal Home Loan Mortgage Corp., 6.44%, 10/1/36                 1,535,900
  2,807,432        Federal Home Loan Mortgage Corp., 6.5%, 12/1/07 - 10/1/36        2,851,360
     13,554        Federal Home Loan Mortgage Corp., 6.533%, 11/1/25                   13,642
      8,273        Federal Home Loan Mortgage Corp., 6.571%, 4/1/29                     8,289
      4,488        Federal Home Loan Mortgage Corp., 6.837%, 4/1/28                     4,517
     19,816        Federal Home Loan Mortgage Corp., 6.888%, 11/1/31                   19,846
     12,963        Federal Home Loan Mortgage Corp., 6.985%, 5/1/25                    13,093
      4,913        Federal Home Loan Mortgage Corp., 7.035%, 4/1/29                     4,986
     10,796        Federal Home Loan Mortgage Corp., 7.142%, 1/1/28                    10,945
    363,971        Federal Home Loan Mortgage Corp., 7.245%, 8/1/31                   366,477
     17,974        Federal Home Loan Mortgage Corp., 7.295%, 6/1/25                    17,970
    144,567        Federal Home Loan Mortgage Corp., 7.393%, 11/1/24                  145,404
     25,689        Federal Home Loan Mortgage Corp., 7.484%, 2/1/27                    25,893
    106,028        Federal Home Loan Mortgage Corp., 7.652%, 4/1/25                   106,589
     84,899        Federal Home Loan Mortgage Corp., 7.68%, 1/1/25                     85,568
      6,862        Federal Home Loan Mortgage Corp., 7.936%, 2/1/33                     6,981
     44,618        Federal National Mortgage Association, 3.5%, 5/25/12                44,362
    555,000        Federal National Mortgage Association, 4.375%, 6/21/10             549,860
  1,164,928        Federal National Mortgage Association, 4.5%,
                    10/25/15 - 12/25/25                                             1,152,601
  2,356,242        Federal National Mortgage Association, 5.0%,
                    3/1/09 - 7/25/15                                                2,348,153
  1,500,000        Federal National Mortgage Association, 5.1%, 1/18/11             1,499,804
  1,000,000        Federal National Mortgage Association, 5.25%, 4/6/11             1,005,738
  1,000,000        Federal National Mortgage Association, 5.4%, 4/2/12              1,003,087

26   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
    Amount                                                                                Value


                   U.S. GOVERNMENT & AGENCY OBLIGATIONS -(continued)
 $  380,756        Federal National Mortgage Association, 5.469%, 7/1/36           $    381,508
    889,568        Federal National Mortgage Association, 5.5%,
                    1/1/12 - 12/1/35                                                    870,624
  2,000,000        Federal National Mortgage Association, 5.65%, 4/10/13              2,007,748
    364,509        Federal National Mortgage Association, 5.765%, 10/1/36               366,945
  1,830,148        Federal National Mortgage Association, 6.0%,
                    8/15/12 - 2/1/34                                                  1,838,571
  1,000,000        Federal National Mortgage Association, 6.07%, 5/12/16              1,007,182
    871,428        Federal National Mortgage Association, 6.339%, 12/1/36               881,363
  2,333,307        Federal National Mortgage Association, 6.5%, 8/1/13 - 7/1/32       2,381,317
  4,881,978        Federal National Mortgage Association, 7.0%, 5/1/12 - 7/1/36       5,026,944
    105,915        Federal National Mortgage Association, 7.243%, 12/1/28               106,774
    287,834        Federal National Mortgage Association, 7.405%, 10/1/29               288,035
    462,011        Federal National Mortgage Association, 7.586%, 10/1/29               464,813
    290,029        Federal National Mortgage Association, 8.0%, 4/1/14                  303,250
  1,960,167        Government National Mortgage Association, 6.0%,
                    5/20/13 - 11/15/36                                                1,970,260
    347,675        Government National Mortgage Association, 6.5%,
                    5/15/31 - 7/15/35                                                   354,926
    123,620        Government National Mortgage Association, 7.0%,
                    1/15/09 - 11/15/13                                                  126,955
  1,061,559        Government National Mortgage Association, 7.5%,
                    4/15/09 - 10/15/36                                                1,103,347
    166,317        Government National Mortgage Association, 8.0%,
                    12/15/07 - 4/15/10                                                  170,731
     28,685        Government National Mortgage Association, 8.5%,
                    9/15/09 - 12/15/09                                                   29,747
  3,000,000        U.S. Treasury Bonds, 4.37%, 3/31/12                                3,029,065
  2,099,380        U.S. Treasury Inflation Notes, 2.0%, 1/15/16                       2,035,744
  1,031,630        U.S. Treasury Inflation Notes, 2.5%, 7/15/16                       1,042,511
  2,500,000        U.S. Treasury Notes, 3.625%, 6/15/10                               2,466,603
  1,200,000        U.S. Treasury Notes, 4.75%, 5/15/14                                1,227,187
                                                                                   ------------
                                                                                   $ 66,059,067
                                                                                   ------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $65,945,315)                                              $ 66,059,067
                                                                                   ------------


The accompanying notes are an integral part of these financial statements.   27

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------


                            S&P/
  Principal    Floating   Moody's
    Amount     Rate (b)   Ratings                                                               Value
                                   SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.1%*
                                   Pharmaceuticals & Biotechnology - 0.1%
                                   Pharmaceuticals - 0.1%
 $  250,000              BB/NR     Talecris Biotherapeutics Holdings Corp., First Lien
                                    Term Loan, 8.86%, 12/6/13                            $    247,656
                                                                                         ------------
                                   Total Pharmaceuticals & Biotechnology                 $    247,656
                                                                                         ------------
                                   TOTAL SENIOR SECURED FLOATING RATE
                                   LOAN INTERESTS
                                   (Cost $248,750)                                       $    247,656
                                                                                         ------------
                                   TEMPORARY CASH INVESTMENTS - 0.7%
                                   Commercial Paper - 0.7%
  1,600,000              AA-/Aa2   Bank of America Corp., 5.25%, 9/4/07                  $  1,600,000
                                                                                         ------------
                                   Total Commercial Paper                                $  1,600,000
                                                                                         ------------
                                   TOTAL TEMPORARY CASH INVESTMENTS
                                   (Cost $1,600,000)                                     $  1,600,000
                                                                                         ------------
                                   TOTAL INVESTMENT IN SECURITIES - 98.8%
                                   (Cost $212,813,118) (a)                               $212,155,108
                                                                                         ------------
                                   OTHER ASSETS AND LIABILITIES - 1.2%                   $  2,600,149
                                                                                         ------------
                                   TOTAL NET ASSETS - 100.0%                             $214,755,257
                                                                                         ============

NR  Not rated.


* Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.


144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2007, the value of these securities amounted to $8,920,764 or 4.2% of total net assets.


(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $212,998,227 was as follows:

 Aggregate gross unrealized gain for all investments in which there is
 an excess of value over tax cost                                            $   795,288
 Aggregate gross unrealized loss for all investments in which there is       (1,574,088)
 an excess of tax cost over value                                           ------------
 Net unrealized loss                                                         $ (778,800)
                                                                            ============


28   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.


Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2007, were as follows:

                                       Purchases          Sales
     Long-term U.S. Government      $ 47,223,406     $86,299,445
     Other Long-term Securities     $132,742,785     $71,535,252


The accompanying notes are an integral part of these financial statements.   29

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $212,813,118)       $212,155,108
  Cash                                                            1,522,087
  Receivables -
    Investment securities sold                                      189,666
    Fund shares sold                                                115,399
    Paydown                                                          64,319
    Interest                                                      1,385,855
  Other                                                              27,252
                                                               ------------
     Total assets                                              $215,459,686
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $    248,750
    Fund shares repurchased                                         197,921
    Dividends                                                       143,787
  Due to affiliates                                                  31,379
  Accrued expenses                                                   82,592
                                                               ------------
     Total liabilities                                         $    704,429
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $221,397,174
  Distributions in excess of net investment income                  (22,994)
  Accumulated net realized loss on investments and foreign
    currency transactions                                        (5,960,913)
  Net unrealized loss on investments                               (658,010)
                                                               ------------
     Total net assets                                          $214,755,257
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $13,184,253/1,351,096 shares)              $       9.76
                                                               ============
  Class B (based on $8,968,837/919,919 shares)                 $       9.75
                                                               ============
  Class C (based on $2,878,609/295,518 shares)                 $       9.74
                                                               ============
  Class Y (based on $189,723,558/19,437,987 shares)            $       9.76
                                                               ============
MAXIMUM OFFERING PRICE:                                        $      10.01
  Class A ($9.76 [divided by] 97.5%)                           ============


30   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07


INVESTMENT INCOME:
  Interest                                                    $10,801,589
                                                              -----------
     Total investment income                                                   $10,801,589
                                                                               -----------
EXPENSES:
  Management fees                                             $  829,683
  Transfer agent fees and expenses
    Class A                                                       34,169
    Class B                                                       37,926
    Class C                                                        6,476
    Class Y                                                        2,355
  Distribution fees
    Class A                                                       36,760
    Class B                                                      105,632
    Class C                                                       33,927
  Administrative reimbursements                                   46,644
  Custodian fees                                                  21,954
  Registration fees                                               77,961
  Professional fees                                               60,721
  Printing expense                                                36,737
  Fees and expenses of nonaffiliated trustees                      6,770
  Miscellaneous                                                   12,876
                                                              -----------
     Total expenses                                                            $1,350,591
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                          (21,252)
     Less fees paid indirectly                                                     (4,046)
                                                                               -----------
     Net expenses                                                              $1,325,293
                                                                               -----------
       Net investment income                                                   $9,476,296
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
    Investments                                               $ (157,196)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies           (14,254)      $ (171,450)
                                                              -----------      -----------
  Change in net unrealized gain (loss) on:
    Investments                                               $  509,471
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (1,084)      $  508,387
                                                              -----------      -----------
  Net gain on investments and foreign currency transactions                    $  336,937
                                                                               -----------
  Net increase in net assets resulting from operations                         $9,813,233
                                                                               ===========


The accompanying notes are an integral part of these financial statements.   31

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 8/31/07 and 8/31/06, respectively


                                                              Year Ended       Year Ended
                                                                8/31/07         8/31/06
FROM OPERATIONS:
Net investment income                                       $   9,476,296    $   5,595,779
Net realized loss on investments and foreign currency
  transactions                                                   (171,450)      (1,786,768)
Change in net unrealized gain on investments and
  foreign currency transactions                                   508,387        1,046,508
                                                            -------------    -------------
    Net increase in net assets resulting from operations    $   9,813,233    $   4,855,519
                                                            -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.44 and $0.32 per share, respectively)       $    (651,572)   $    (748,051)
    Class B ($0.35 and $0.24 per share, respectively)            (372,240)        (371,321)
    Class C ($0.35 and $0.23 per share, respectively)            (119,948)        (118,351)
    Class Y ($0.47 and $0.35 per share, respectively)          (8,706,262)      (4,778,104)
                                                            -------------    -------------
     Total distributions to shareowners                     $  (9,850,022)   $  (6,015,827)
                                                            -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  67,873,310    $  86,843,551
Shares issued in reorganization                                         -      159,478,147
Reinvestment of distributions                                   7,937,593        3,764,493
Cost of shares repurchased                                    (52,157,774)     (95,112,360)
                                                            -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                                $  23,653,129    $ 154,973,831
                                                            -------------    -------------
    Net increase in net assets                              $  23,616,340    $ 153,813,523
NET ASSETS:
Beginning of year                                             191,138,917       37,325,394
                                                            -------------    -------------
End of year                                                 $ 214,755,257    $ 191,138,917
                                                            =============    =============
Undistributed (distributions in excess of) net
  investment income                                         $     (22,994)   $      90,517
                                                            =============    =============

32   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '07 Shares      '07 Amount       '06 Shares      '06 Amount
CLASS A
Shares sold                             569,912    $   5,570,496       1,018,255    $   9,907,158
Shares issued in reorganization               -                -       1,727,096       16,942,810
Reinvestment of distributions            54,816          535,851          66,011          642,366
Less shares repurchased              (1,498,430)     (14,631,863)     (1,756,577)     (17,100,504)
                                     ----------    -------------      ----------    -------------
    Net increase (decrease)            (873,702)   $  (8,525,516)      1,054,785    $  10,391,830
                                     ==========    =============      ==========    =============
CLASS B
Shares sold                             141,908    $   1,384,900         818,770    $   7,970,721
Shares issued in reorganization               -                -       1,294,423       12,698,294
Reinvestment of distributions            25,739          251,415          25,841          251,394
Less shares repurchased                (782,689)      (7,635,745)       (943,260)      (9,174,831)
                                     ----------    -------------      ----------    -------------
    Net increase (decrease)            (615,042)   $  (5,999,430)      1,195,774    $  11,745,578
                                     ==========    =============      ==========    =============
CLASS C
Shares sold                             149,320    $   1,455,051         508,437    $   4,937,390
Reinvestment of distributions             7,457           72,737           7,470           72,477
Less shares repurchased                (473,952)      (4,616,134)       (392,369)      (3,815,236)
                                     ----------    -------------      ----------    -------------
    Net increase (decrease)            (317,175)   $  (3,088,346)        123,538    $   1,194,631
                                     ==========    =============      ==========    =============
CLASS Y
Shares sold                           6,079,632    $  59,462,863       6,575,904    $  64,028,282
Shares issued in reorganization               -                -      13,235,173      129,837,043
Reinvestment of distributions           723,645        7,077,590         287,555        2,798,256
Less shares repurchased              (2,585,048)     (25,274,032)     (6,673,703)     (65,021,789)
                                     ----------    -------------      ----------    -------------
    Net increase                      4,218,229    $  41,266,421      13,424,929    $ 131,641,792
                                     ==========    =============      ==========    =============


The accompanying notes are an integral part of these financial statements.   33

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Year Ended   Year Ended
                                                                                      8/31/07       8/31/06
CLASS A
Net asset value, beginning of period                                                  $  9.75      $  9.84
                                                                                      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.43      $  0.29
 Net realized and unrealized gain (loss) on investments                                  0.02        (0.06)
                                                                                      -------      -------
  Net increase from investment operations                                             $  0.45      $  0.23
Distributions to shareowners:
 Net investment income                                                                  (0.44)       (0.32)
                                                                                      -------      -------
Net increase (decrease) in net asset value                                            $  0.01      $ (0.09)
                                                                                      -------      -------
Net asset value, end of period                                                        $  9.76      $  9.75
                                                                                      =======      =======
Total return*                                                                            4.68%        2.38%
Ratio of net expenses to average net assets+                                             0.91%        0.90%
Ratio of net investment income to average net assets+                                    4.27%        3.05%
Portfolio turnover rate                                                                    78%          81%
Net assets, end of period (in thousands)                                              $13,184      $21,701
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.00%        0.99%
 Net investment income (loss)                                                            4.18%        2.96%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            0.90%        0.90%
 Net investment income                                                                   4.28%        3.05%


                                                                                                     For the
                                                                                                   period from
                                                                                                      7/8/04
                                                                                                  (Commencement
                                                                                     Year Ended   of Operations)
                                                                                       8/31/05      to 8/31/04
CLASS A
Net asset value, beginning of period                                                  $ 10.02      $   10.00
                                                                                      -------      ---------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.27      $    0.03
 Net realized and unrealized gain (loss) on investments                                 (0.14)          0.03
                                                                                      -------      ---------
  Net increase from investment operations                                             $  0.13      $    0.06
Distributions to shareowners:
 Net investment income                                                                  (0.31)         (0.04)
                                                                                      -------      ---------
Net increase (decrease) in net asset value                                            $ (0.18)     $    0.02
                                                                                      -------      ---------
Net asset value, end of period                                                        $  9.84      $   10.02
                                                                                      =======      =========
Total return*                                                                            1.31%          0.59%(a)
Ratio of net expenses to average net assets+                                             0.90%          0.90%**
Ratio of net investment income to average net assets+                                    2.68%          1.64%**
Portfolio turnover rate                                                                    71%            24%(a)
Net assets, end of period (in thousands)                                              $11,512      $   1,478
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.40%          9.40%**
 Net investment income (loss)                                                            2.18%         (6.86)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            0.90%          0.90%**
 Net investment income                                                                   2.68%          1.64%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

34 The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Year Ended   Year Ended
                                                                                       8/31/07      8/31/06
CLASS B
Net asset value, beginning of period                                                  $  9.75      $  9.84
                                                                                      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.34      $  0.20
 Net realized and unrealized gain (loss) on investments                                  0.01        (0.05)
                                                                                      -------      -------
  Net increase from investment operations                                             $  0.35      $  0.15
Distributions to shareowners:
 Net investment income                                                                  (0.35)       (0.24)
                                                                                      -------      -------
Net increase (decrease) in net asset value                                            $     -      $ (0.09)
                                                                                      -------      -------
Net asset value, end of period                                                        $  9.75      $  9.75
                                                                                      =======      =======
Total return*                                                                            3.64%        1.56%
Ratio of net expenses to average net assets+                                             1.82%        1.80%
Ratio of net investment income to average net assets+                                    3.37%        2.14%
Portfolio turnover rate                                                                    78%          81%
Net assets, end of period (in thousands)                                              $ 8,969      $14,959
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.88%        1.82%
 Net investment income (loss)                                                            3.31%        2.12%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.80%        1.80%
 Net investment income                                                                   3.39%        2.14%


                                                                                                     For the
                                                                                                   period from
                                                                                                      7/8/04
                                                                                                  (Commencement
                                                                                    Year Ended    of Operations)
                                                                                      8/31/05      to 8/31/04
CLASS B
Net asset value, beginning of period                                                  $ 10.01      $   10.00
                                                                                      -------      ---------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.18      $    0.01
 Net realized and unrealized gain (loss) on investments                                 (0.13)          0.03
                                                                                      -------      ---------
  Net increase from investment operations                                             $  0.05      $    0.04
Distributions to shareowners:
 Net investment income                                                                  (0.22)         (0.03)
                                                                                      -------      ---------
Net increase (decrease) in net asset value                                            $ (0.17)     $    0.01
                                                                                      -------      ---------
Net asset value, end of period                                                        $  9.84      $   10.01
                                                                                      =======      =========
Total return*                                                                            0.56%          0.40%(a)
Ratio of net expenses to average net assets+                                             1.74%          1.89%**
Ratio of net investment income to average net assets+                                    1.68%          0.65%**
Portfolio turnover rate                                                                    71%            24%(a)
Net assets, end of period (in thousands)                                              $ 3,338      $     718
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            2.29%         10.65%**
 Net investment income (loss)                                                            1.13%         (8.11)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.74%          1.89%**
 Net investment income                                                                   1.68%          0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    35

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Year Ended   Year Ended
                                                                                      8/31/07      8/31/06
CLASS C
Net asset value, beginning of period                                                  $  9.73      $  9.82
                                                                                      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.35      $  0.21
 Net realized and unrealized gain (loss) on investments                                  0.01        (0.07)
                                                                                      -------      -------
  Net increase from investment operations                                             $  0.36      $  0.14
Distributions to shareowners:
 Net investment income                                                                  (0.35)       (0.23)
                                                                                      -------      -------
Net increase (decrease) in net asset value                                            $  0.01      $ (0.09)
                                                                                      -------      -------
Net asset value, end of period                                                        $  9.74      $  9.73
                                                                                      =======      =======
Total return*                                                                            3.79%        1.47%
Ratio of net expenses to average net assets+                                             1.72%        1.78%
Ratio of net investment income to average net assets+                                    3.45%        2.16%
Portfolio turnover rate                                                                    78%          81%
Net assets, end of period (in thousands)                                              $ 2,879      $ 5,964
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.72%        1.78%
 Net investment income (loss)                                                            3.45%        2.16%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.71%        1.78%
 Net investment income                                                                   3.46%        2.16%


                                                                                                     For the
                                                                                                   period from
                                                                                                      7/8/04
                                                                                                  (Commencement
                                                                                     Year Ended   of Operations)
                                                                                      8/31/05      to 8/31/04
CLASS C
Net asset value, beginning of period                                                  $ 10.00      $   10.00
                                                                                      -------      ---------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.20      $    0.03
 Net realized and unrealized gain (loss) on investments                                 (0.14)          0.02
                                                                                      -------      ---------
  Net increase from investment operations                                             $  0.06      $    0.05
Distributions to shareowners:
 Net investment income                                                                  (0.24)         (0.05)
                                                                                      -------      ---------
Net increase (decrease) in net asset value                                            $ (0.18)     $       -
                                                                                      -------      ---------
Net asset value, end of period                                                        $  9.82      $   10.00
                                                                                      =======      =========
Total return*                                                                            0.58%          0.46%(a)
Ratio of net expenses to average net assets+                                             1.69%          1.39%**
Ratio of net investment income to average net assets+                                    1.95%          1.16%**
Portfolio turnover rate                                                                    71%            24%(a)
Net assets, end of period (in thousands)                                              $ 4,804      $   2,538
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            2.38%          9.63%**
 Net investment income (loss)                                                            1.26%         (7.08)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.69%          1.39%**
 Net investment income                                                                   1.95%          1.16%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Year Ended   Year Ended
                                                                                      8/31/07      8/31/06
CLASS Y
Net asset value, beginning of period                                                  $   9.76     $   9.85
                                                                                      --------     --------
Increase (decrease) from investment operations:
 Net investment income                                                                $   0.45     $   0.32
 Net realized and unrealized gain (loss) on investments                                   0.02        (0.06)
                                                                                      --------     --------
  Net increase from investment operations                                             $   0.47     $   0.26
Distributions to shareowners:
 Net investment income                                                                   (0.47)       (0.35)
                                                                                      --------     --------
Net increase (decrease) in net asset value                                            $      -     $  (0.09)
                                                                                      --------     --------
Net asset value, end of period                                                        $   9.76     $   9.76
                                                                                      ========     ========
Total return*                                                                             4.96%        2.73%
Ratio of net expenses to average net assets+                                              0.53%        0.53%
Ratio of net investment income to average net assets+                                     4.68%        3.37%
Portfolio turnover rate                                                                     78%          81%
Net assets, end of period (in thousands)                                              $189,724     $148,514
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             0.53%        0.53%
 Net investment income (loss)                                                             4.68%        3.37%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                             0.53%        0.53%
 Net investment income                                                                    4.68%        3.37%


                                                                                                     For the
                                                                                                   period from
                                                                                                      7/8/04
                                                                                                  (Commencement
                                                                                     Year Ended   of Operations)
                                                                                      8/31/05       to 8/31/04
CLASS Y
Net asset value, beginning of period                                                  $ 10.01        $   10.00
                                                                                      -------        ---------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.30        $    0.04
 Net realized and unrealized gain (loss) on investments                                 (0.12)            0.02
                                                                                      -------        ---------
  Net increase from investment operations                                             $  0.18        $    0.06
Distributions to shareowners:
 Net investment income                                                                  (0.34)           (0.05)
                                                                                      -------        ---------
Net increase (decrease) in net asset value                                            $ (0.16)       $    0.01
                                                                                      -------        ---------
Net asset value, end of period                                                        $  9.85        $   10.01
                                                                                      =======        =========
Total return*                                                                            1.86%            0.57%(a)
Ratio of net expenses to average net assets+                                             0.58%            0.61%**
Ratio of net investment income to average net assets+                                    2.53%            1.94%**
Portfolio turnover rate                                                                    71%              24%(a)
Net assets, end of period (in thousands)                                              $17,672        $     530
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            0.99%           10.54%**
 Net investment income (loss)                                                            2.12%           (7.99)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            0.58%            0.61%**
 Net investment income                                                                   2.53%            1.94%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    37

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At August 31, 2007, there were no securities fair valued.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At August 31, 2007, the Fund had no outstanding portfolio hedges or settlement hedges.


D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     At August 31, 2007, the Fund had a net capital loss carryforward of $5,025,884, of which the following amounts will expire between 2008 and 2015 if not utilized: $517,744 in 2008, $37,944 in 2009, $124 in 2011,
     $1,200,645 in 2012, $628,614 in 2013, $975,752 in 2014 and $1,665,061 in
     2015.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund has elected to defer approximately $814,239 of capital losses recognized between November 1, 2006 and August 31, 2007 to its fiscal year ending August 31, 2008.

    At August 31, 2007, the Fund has reclassified $260,215 to decrease distributions in excess of net investment income, $210,442 to increase accumulated net realized loss on investments and foreign currency transactions and $49,773 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no affect on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended August 31, 2007 and 2006 were as follows:

--------------------------------------------------------------------------------
                                  2007            2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                $9,850,022      $6,015,827
                               ----------      ----------
  Total                        $9,850,022      $6,015,827
                               ==========      ==========
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:


--------------------------------------------------------------------------------
                                          2007
--------------------------------------------------------------------------------
Undistributed ordinary income     $   120,793
Capital loss carryforward          (5,025,884)
Post-October loss deferred           (814,239)
Dividends payable                    (143,787)
Unrealized depreciation              (778,800)
                                   -----------
   Total                           $(6,641,917)
                                   ===========
--------------------------------------------------------------------------------

The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                                (continued)
--------------------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $1,457 in underwriting commissions on the sale of Class A shares for the year ended August 31, 2007.


F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.


G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

Effective January 1, 2006, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80% and 1.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2008 for Class B and Class C shares.

Prior to January 1, 2006, PIM agreed to waive all or a part of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 0.90% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares were reduced only to the extent that such expenses were reduced for Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting, and insurance, are paid by the Fund. At August 31, 2007, $5,960 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $25,004 in transfer agent fees payable to PIMSS at August 31, 2007.


4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                                (continued)
--------------------------------------------------------------------------------

Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $415 in distribution fees payable to PFD at August 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within three years of purchases are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2007, CDSCs in the amount of $43,384 were paid to PFD.


5. Expense Offset Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2007, the Fund's expenses were reduced by $4,046 under such arrangements.


6. Reorganization Information

On September 22, 2005, beneficial owners of AmSouth Limited Term Bond Fund approved an Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Limited Term Bond Fund's net assets in Class A, Class B and Class I for Pioneer Short Term Income Fund's shares, based on Pioneer Short Term Income Fund's Class A, Class B and Class Y

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

----------------------------------------------------------------------------------------------
                       Pioneer                  AmSouth                  Pioneer
                     Short Term              Limited Term              Short Term
                     Income Fund               Bond Fund               Income Fund
                (Pre-Reorganization)     (Pre-Reorganization)      (Post-Reorganization)
----------------------------------------------------------------------------------------------
Net Assets
Class A             $11,651,628              $ 16,942,810             $ 28,594,438
Class B             $ 3,370,541              $ 12,698,294             $ 16,068,835
Class C             $ 4,716,852              $          -             $  4,716,852
Class Y             $19,548,530              $          -             $149,385,573
Class I             $         -              $129,837,043             $          -
                    -----------              ------------             ------------
Total Net
 Assets             $39,287,551              $159,478,147             $198,765,698
                    ===========              ============             ============
Shares
 Outstanding
Class A               1,188,146                 1,654,400                2,915,242
Class B                 343,672                 1,241,576                1,638,095
Class C                 481,931                         -                  481,931
Class Y               1,991,971                         -               15,227,144
Class I                       -                12,670,903                        -
Shares
 Issued in
 Reorganization
Class A                                                                  1,727,096
Class B                                                                  1,294,423
Class Y                                                                 13,235,173
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              Unrealized         Accumulated
                           Depreciation On         Loss On
                             Closing Date       Closing Date
--------------------------------------------------------------------------------
AmSouth Limited Term
   Bond Fund                $(2,058,744)        $(1,840,148)
                            ============        ============
--------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                               (continued)
--------------------------------------------------------------------------------

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Pioneer Short Term Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Short Term Income Fund (the Fund) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Short Term Income Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP
Boston, Massachusetts
October 12, 2007

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Bingham McCutchen LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2004.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
------------------------------------------------------------------------------------------------------------

                                                                                       Other Directorships
Name and Age               Principal Occupation During Past Five Years                 Held by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Position Held   Length of Service
Name, Age and Address          With the Fund   and Term of Office
David R. Bock (63)             Trustee         Trustee since 2005.
3050 K. Street NW,                             Serves until a succes-
Washington, DC 20007                           sor trustee is elected
                                               or earlier retirement or
                                               removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)              Trustee         Trustee since 2004.
3509 Woodbine Street,                          Serves until a succes-
Chevy Chase, MD 20815                          sor trustee is elected
                                               or earlier retirement or
                                               removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)      Trustee         Trustee since 2004.
1001 Sherbrooke Street West,                   Serves until a succes-
Montreal, Quebec, Canada                       sor trustee is elected
H3A1G5                                         or earlier retirement or
                                               removal.
--------------------------------------------------------------------------------


                                                                                               Other Directorships
Name, Age and Address          Principal Occupation During Past Five Years                     Held by this Trustee
David R. Bock (63)             Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company) (2004       Social Investment
Washington, DC 20007           - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                               merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                               President and Chief Financial Officer, Pedestal Inc.            finance company); and
                               (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                               Mortgage Trust (publicly
                                                                                               traded mortgage REIT)
----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)              President, Bush International, LLC (international financial     Director of Brady
3509 Woodbine Street,          advisory firm)                                                  Corpora- tion (industrial
Chevy Chase, MD 20815                                                                          identifica- tion an
                                                                                               specialty coated material
                                                                                               products manufacturer);
                                                                                               Director of Briggs
                                                                                               Stratton Co. (engin
                                                                                               manufacturer); Director
                                                                                               of UAL Corpora- tion
                                                                                               (airline holding company)
                                                                                               and Director of Mantech
                                                                                               International Corporation
                                                                                               (national security,
                                                                                               defense, and intelligence
                                                                                               technology firm)
----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)      Founding Director, Vice-President and Corporate Secretary,      None
1001 Sherbrooke Street West,   The Winthrop Group, Inc. (consulting firm); and Desautels
Montreal, Quebec, Canada       Faculty of Management, McGill University
H3A1G5
----------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Position Held   Length of Service
Name, Age and Address        With the Fund   and Term of Office
Thomas J. Perna (56)         Trustee         Trustee since 2006.
89 Robbins Avenue,                           Serves until a succes-
Berkeley Heights, NJ 07922                   sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)     Trustee         Trustee since 2004.
200 State Street,                            Serves until a succes-
12th Floor, Boston,                          sor trustee is elected
MA 02109                                     or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
John Winthrop (71)           Trustee         Trustee since 2004.
One North Adgers Wharf,                      Serves until a succes-
Charleston, SC 29401                         sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

                                                                                           Other Directorships
Name, Age and Address        Principal Occupation During Past Five Years                   Held by this Trustee
Thomas J. Perna (56)         Private investor (2004 - present); and Senior Executive       Director of Quadriserv
89 Robbins Avenue,           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
Berkeley Heights, NJ 07922   ties services) (1986 - 2004)                                  for securities lending
                                                                                           industry)
----------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)     President and Chief Executive Officer, Newbury, Piret &       Director of New America
200 State Street,            Company, Inc. (investment banking firm)                       High Income Fund, Inc.
12th Floor, Boston,                                                                        (closed-end investment
MA 02109                                                                                   company)
----------------------------------------------------------------------------------------------------------------------
John Winthrop (71)           President, John Winthrop & Co., Inc. (private investment      None
One North Adgers Wharf,      firm)
Charleston, SC 29401
----------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)*    Executive Vice        Since March 2007.
                             President             Serves until a succes-
                                                   sor trustee is elected
                                                   or earlier retirement or
                                                   removal.
--------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------



                                                                                           Other Directorships
Name and Age                 Principal Occupation During Past Five Years                   Held by this Officer
Daniel K. Kingsbury (49)*    Director, CEO and President of Pioneer Investment             None
                             Management USA Inc.; Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000-2007)
--------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of        None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since July       None
                             2002; Vice President and Senior Counsel of BISYS Fund
                             Services, Inc. (April 2001 to June 2002); Senior Vice
                             President and Deputy General Counsel of Funds Distribu-
                             tor, Inc. (July 2000 to April 2001); and Assistant Secretary
                             of all of the Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Deputy Treasurer of Pioneer since 2004; Treasurer and         None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; and Assistant Treasurer
                             of all of the Pioneer Funds since November 2004
--------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
                                                                                           Position Held
Name and Age                                                                               With the Fund
Luis I. Presutti (42)                                                                      Assistant Treasurer
--------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)                                                                         Assistant Treasurer
---------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)                                                                Assistant Treasurer
---------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                                                                     Chief Compliance
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------


Pioneer Short Term Income Fund
                                                                                           Length of Service
Name and Age                                                                               and Term of Office
Luis I. Presutti (42)                                                                      Since 2004. Serves at
                                                                                           the discretion of the
                                                                                           Board
-----------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)                                                                         Since 2004. Serves at
                                                                                           the discretion of the
                                                                                           Board
-----------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)                                                                Since 2004. Serves at
                                                                                           the discretion of the
                                                                                           Board
-----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)                                                                     Since January 2007.
                                                                                           Serves at the discre-
                                                                                           tion of the Board
-----------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $35,270 in 2007 and $33,910 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended August 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 in 2007 and 2006, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended August 31, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date october 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2007

* Print the name and title of each signing officer under his or her signature.